Segment Reporting	12 Months Ended
Dec. 31, 2020
Disclosure of entity's operating segments [text block] [Abstract]
Segment Reporting
5.	Segment Reporting:

For management purposes, the Bank has organized its operations and commercial strategies into four business segments, which are defined in accordance with the type of products and services offered to target customers. These business segments are currently defined as follows:

Retail:	This segment focuses on individuals and small and medium-sized companies (SMEs) with annual sales up to UF 70,000, where the product offering focuses primarily on consumer loans, commercial loans, checking accounts, credit cards, credit lines and mortgage loans.

Wholesale:	This segment focused on corporate clients and large companies, whose annual revenue exceed UF 70,000, where the product offering focuses primarily on commercial loans, checking accounts and liquidity management services, debt instruments, foreign trade, derivative contracts and leases.

Treasury:	This segment includes the associated revenues to the management of the investment portfolio and the business of financial transactions and currency trading.

Transactions with customers carried out by the Treasury are reflected in the respective aforementioned segments. These products are highly transaction-focused and include foreign exchange transactions, derivatives and financial instruments in general, among others.

Subsidiaries:	Corresponds to the businesses generated by the companies controlled by the Bank, which carry out activities complementary to the bank business. The companies that comprise this segment are:

●	Banchile Administradora General de Fondos S.A.

●	Banchile Asesoría Financiera S.A.

●	Banchile Corredores de Seguros Ltda.

●	Banchile Corredores de Bolsa S.A.

●	Banchile Securitizadora S.A.

●	Socofin S.A.

The financial information used to measure the performance of the Bank’s business segments is not necessarily comparable with similar information from other financial institutions because it is based on internal reporting policies. The Bank obtains the majority of its income from: interest, UF indexation and fees and financial operations and changes, discounting provisions for credit risk and operating expenses. Management is mainly focused on these concepts in its evaluation of segment performance and decision-making regarding goals and allocation of resources for each unit individually. Although the results of the segments reconcile with those of the Bank at total level, this is not necessarily the case for all concepts on an individual basis, since the management is measured and controlled in individual form and additionally applies the following criteria:

●	The net interest margin of loans and deposits is obtained aggregating the net financial margins of each individual operation of credit and uptake made by the Bank. For these purposes, the volume of each operation and its contribution margin are considered, which in turn corresponds to the difference between the effective rate of the customer and the internal transfer price established according to the term and currency of each operation. Additionally, the net margin includes the result of interest and indexation from the accounting hedges.

●	Provisions for credit risk are determined at the customer level based on the characteristics of each of their operations. In the case of additional provisions, these are assigned to the different business segments based on the credit risk weighted assets that each segment has.

●	The capital and financial impacts on outcome have been assigned to each segment based on the risk-weighted assets.

●	Operational expenses are reflected at the level of the different functional areas of the Bank. The allocation of expenses from functional areas to business segments is done using different allocation criteria, at the level of the different concepts and expense items.

The Bank did not enter into transactions with any particular customer or third party that collectively generated more than 10% of the Bank’s total income in 2019 and 2020.

Taxes are managed at the consolidated level and are not allocated to business segments.

	As of December 31, 2018
	Retail	Wholesale	Treasury	Subsidiaries	Subtotal	Reclassifications and adjustments to conform IFRS		Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	Note	MCh$
Net interest income	976,698	356,167	(7,657)	(8,994)	1,316,214	4,763		1,320,977
Net fees and commissions income	184,494	45,576	(3,651)	145,704	372,123	(12,168)		359,955
Other operating income	42,490	62,302	61,803	33,341	199,936	(34,798)		165,138
Total operating revenue	1,203,682	464,045	50,495	170,051	1,888,273	(42,203)	(1)	1,846,070
Provisions for Expected Credit losses	(287,073)	5,545	—	118	(281,410)	31,639	(2)	(249,771)
Depreciation and amortization	(29,621)	(5,029)	(20)	(3,011)	(37,681)	—		(37,681)
Other operating expenses	(563,643)	(152,235)	(3,249)	(105,906)	(825,033)	23,006	(3)	(802,027)
Income attributable to associates	5,454	1,213	126	462	7,255	(444)		6,811
Income before income taxes	328,799	313,539	47,352	61,714	751,404	11,998		763,402
Income taxes					(156,531)	(3,237)	(4)	(159,768)
Income after income taxes					594,873	8,761		603,634

Assets	16,425,483	10,591,702	8,093,850	925,440	36,036,475	(612,545)		35,423,930
Current and deferred taxes					262,582	(85,082)		177,500
Total assets					36,299,057	(697,627)	(5)	35,601,430

Liabilities	10,399,587	9,873,018	11,952,656	764,736	32,989,997	(1,067,190)		31,922,807
Current and deferred taxes					4,907	—		4,907
Total liabilities					32,994,904	(1,067,190)	(6)	31,927,714

Reclassifications and adjustments to conform IFRS

(1)	The total effect due to the elimination adjustments to conform the total operating revenue is MCh$(14,990). In addition the total effect of IFRS adjustments is MCh$(27,213) which mainly stems from the reclassification of interest on repurchase agreements and suspended interest recognition.

(2)	The total effect relates to IFRS adjustments of MCh$31,639, which mainly stems from differences in the calculation of allowances for ECL.

(3)	The total effect due to the elimination adjustments to conform other operating expenses is MCh$14,990. In addition the total effect of IFRS adjustments is MCh$8,016, which mainly represents reversal of write-offs of assets received in lieu of payments.

(4)	The total effect relates to IFRS adjustments of MCh$(3,237), which stems from deferred taxes.

(5)	The total effect due to the elimination adjustments to conform the consolidated financial position data in assets is MCh$(388,615). In addition the total effect of IFRS adjustments in assets is MCh$(309,012), which mainly stems from differences in the calculation of allowances for loan losses, the acquisition of Citibank Chile and deferred taxes effects and settlement of transactions in the course of collection.

(6)	The total effect due to the elimination adjustments to conform the consolidated financial position data in liabilities is MCh$(388,615). In addition the total effect of IFRS adjustments in liabilities is MCh$(678,575), which mainly stems from provision for minimum dividends and differences in the calculation of allowances for loan losses.

	As of December 31, 2019
	Retail	Wholesale	Treasury	Subsidiaries	Subtotal	Reclassifications and adjustments to conform IFRS		Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	Note	MCh$
Net interest income	1,020,346	366,638	(13,511)	(7,650)	1,365,823	5,455		1,371,278
Net fees and commissions income	268,345	49,492	(2,917)	153,330	468,250	(10,948)		457,302
Other operating income	37,225	62,153	42,087	53,931	195,396	(18,758)		176,638
Total operating revenue	1,325,916	478,283	25,659	199,611	2,029,469	(24,251)	(1)	2,005,218
Provisions for Expected Credit losses	(332,833)	(14,375)	—	(66)	(347,274)	15,673	(2)	(331,601)
Depreciation and amortization	(57,826)	(6,605)	(264)	(5,846)	(70,541)	—		(70,541)
Other operating expenses	(588,997)	(151,949)	(2,967)	(111,499)	(855,412)	23,703	(3)	(831,709)
Income attributable to associates	4,826	1,020	111	493	6,450	(411)		6,039
Income before income taxes	351,086	306,374	22,539	82,693	762,692	14,714		777,406
Income taxes					(169,683)	(3,978)	(4)	(173,661)
Income after income taxes					593,009	10,736		603,745

Assets	18,215,859	10,765,728	11,351,141	964,695	41,297,423	(515,199)		40,782,224
Current and deferred taxes					321,305	(89,655)		231,650
Total assets					41,618,728	(604,854)	(5)	41,013,874

Liabilities	10,735,252	9,160,441	17,337,471	781,052	38,014,216	(982,392)		37,031,824
Current and deferred taxes					76,289	—		76,289
Total liabilities					38,090,505	(982,392)	(6)	37,108,113

Reclassifications and adjustments to conform IFRS

(1)	The total effect due to the elimination adjustments to conform the total operating revenue is MCh$(14,949). In addition the total effect of IFRS adjustments is MCh$(9,302) which mainly stems from the reclassification of interest on repurchase agreements and suspended interest recognition.

(2)	The total effect relates to IFRS adjustments of MCh$15,673, which mainly stems from differences in the calculation of allowances for ECL.

(3)	The total effect due to the elimination adjustments to conform other operating expenses is MCh$14,949. In addition the total effect of IFRS adjustments is MCh$8,754, which mainly represents reversal of write-offs of assets received in lieu of payments.

(4)	The total effect relates to IFRS adjustments of MCh$(3,978), which stems from deferred taxes.

(5)	The total effect due to the elimination adjustments to conform the consolidated financial position data in assets is MCh$(345,395). In addition the total effect of IFRS adjustments in assets is MCh$(259,459), which mainly stems from differences in the calculation of allowances for loan losses, the acquisition of Citibank Chile and deferred taxes effects and settlement of transactions in the course of collection.

(6)	The total effect due to the elimination adjustments to conform the consolidated financial position data in liabilities is MCh$(345,395). In addition the total effect of IFRS adjustments in liabilities is MCh$(636,997), which mainly stems from provision for minimum dividends and differences in the calculation of allowances for loan losses.

	As of December 31, 2020
	Retail	Wholesale	Treasury	Subsidiaries	Subtotal	Reclassifications and adjustments to conform IFRS		Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	Note	MCh$
Net interest income	940,088	377,301	(3,603)	(1,923)	1,311,863	4,925		1,316,788
Net fees and commissions income	265,233	55,704	(1,969)	143,863	462,831	(16,863)		445,968
Other operating income	26,233	49,186	74,119	35,991	185,529	(13,475)		172,054
Total operating revenue	1,231,554	482,191	68,547	177,931	1,960,223	(25,413)	(1)	1,934,810
Provisions for Expected Credit losses	(325,852)	(136,448)	—	(380)	(462,680)	(84,426)	(2)	(547,106)
Depreciation and amortization	(59,933)	(7,155)	(271)	(5,998)	(73,357)	—		(73,357)
Other operating expenses	(569,247)	(151,367)	(3,249)	(106,591)	(830,454)	26,059	(3)	(804,395)
Income attributable to associates	(5,139)	97	(91)	472	(4,661)	(438)		(5,099)
Income before income taxes	271,383	187,318	64,936	65,434	589,071	(84,218)		504,853
Income taxes					(125,962)	22,739	(4)	(103,223)
Income after income taxes					463,109	(61,479)		401,630

Assets	18,800,897	10,811,021	15,400,139	830,910	45,842,967	(607,473)		45,235,494
Current and deferred taxes					380,894	(65,428)		315,466
Total assets					46,223,861	(672,901)	(5)	45,550,960

Liabilities	13,647,952	9,980,003	18,208,458	660,869	42,497,282	(943,714)		41,553,568
Current and deferred taxes					311	—		311
Total liabilities					42,497,593	(943,714)	(6)	41,553,879

Reclassifications and adjustments to conform IFRS

(1)	The total effect due to the elimination adjustments to conform the total operating revenue is MCh$(21,480). In addition the total effect of IFRS adjustments is MCh$(3,933) which mainly stems from the reclassification of interest on repurchase agreements and suspended interest recognition.

(2)	The total effect relates to IFRS adjustments of MCh$(84,426), which mainly stems from differences in the calculation of allowances for ECL.

(3)	The total effect due to the elimination adjustments to conform other operating expenses is MCh$21,480. In addition the total effect of IFRS adjustments is MCh$4,579, which mainly represents reversal of write-offs of assets received in lieu of payments.

(4)	The total effect relates to IFRS adjustments of MCh$22,739, which stems from deferred taxes.

(5)	The total effect due to the elimination adjustments to conform the consolidated financial position data in assets is MCh$(128,730). In addition the total effect of IFRS adjustments in assets is MCh$(544,171), which mainly stems from differences in the calculation of allowances for loan losses, the acquisition of Citibank Chile and deferred taxes effects and settlement of transactions in the course of collection.

(6)	The total effect due to the elimination adjustments to conform the consolidated financial position data in liabilities is MCh$(128,730). In addition the total effect of IFRS adjustments in liabilities is MCh$(814,984), which mainly stems from provision for minimum dividends and differences in the calculation of allowances for loan losses.